UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
        ----------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------
Common Stocks--94.5%
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Consumer Discretionary--21.7%
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Hotels, Restaurants & Leisure--4.7%
Ruby Tuesday, Inc.                                                           239,700      $   6,924,933
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Yum! Brands, Inc. 1                                                          241,700          9,278,863
                                                                                        ----------------
                                                                                             16,203,796
--------------------------------------------------------------------------------------------------------
Media--9.3%
Lamar Advertising Co., Cl. A 1                                               327,900         13,184,859
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Omnicom Group, Inc.                                                          164,121         11,819,994
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WPP Group plc, Sponsored ADR                                                 154,600          7,213,636
                                                                                        ----------------
                                                                                             32,218,489
--------------------------------------------------------------------------------------------------------
Multiline Retail--1.2%
Dollar General Corp.                                                         215,200          4,153,360
--------------------------------------------------------------------------------------------------------
Specialty Retail--5.6%
Abercrombie & Fitch Co., Cl. A                                           106,100          3,912,968
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Office Depot, Inc. 1                                                         252,300          4,137,720
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Ross Stores, Inc.                                                            499,200         11,556,480
                                                                                        ----------------
                                                                                             19,607,168
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Textiles, Apparel & Luxury Goods--0.9%
Columbia Sportswear Co. 1                                                     61,000          3,339,750
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Energy--10.1%
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Energy Equipment & Services--5.1%
Nabors Industries Ltd. 1                                                     142,800          6,640,200
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National-Oilwell, Inc. 1                                                     332,600         11,125,470
                                                                                        ----------------
                                                                                             17,765,670
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Oil & Gas--5.0%
Anadarko Petroleum Corp.                                                     141,100          8,436,369
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BP plc, ADR                                                                  156,700          8,831,612
                                                                                        ----------------
                                                                                             17,267,981
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Financials--14.0%
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Commercial Banks--2.2%
M&T Bank Corp.                                                            45,300          4,223,319
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Trustmark Corp.                                                              119,800          3,444,250
                                                                                        ----------------
                                                                                              7,667,569
--------------------------------------------------------------------------------------------------------
Consumer Finance--0.6%
MoneyGram International, Inc. 1                                              121,700          2,275,790
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Diversified Financial Services--5.1%
American Express Co.                                                          63,000          3,165,750
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Ameritrade Holding Corp. 1                                                   310,000          3,437,900
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Citigroup, Inc.                                                              248,800         10,969,592
                                                                                        ----------------
                                                                                             17,573,242
--------------------------------------------------------------------------------------------------------
Insurance--2.1%
Nationwide Financial Services, Inc., Cl. A                                   133,200          4,724,604
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Platinum Underwriters Holdings Ltd.                                           89,000          2,476,870
                                                                                        ----------------
                                                                                              7,201,474
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Thrifts & Mortgage Finance--4.0%
Freddie Mac                                                                  139,800          8,990,538
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MGIC Investment Corp.                                                         68,000          4,828,000
                                                                                        ----------------
                                                                                             13,818,538
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Health Care--8.0%
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Biotechnology--1.0%
Amgen, Inc. 1                                                                 64,000          3,640,320
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Health Care Equipment & Supplies--2.2%
Millipore Corp. 1                                                            144,332          7,604,853
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Health Care Providers & Services--4.8%
Community Health Systems, Inc. 1                                             286,300          7,045,843
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Laboratory Corp. of America Holdings 1                                       243,100          9,519,796
                                                                                        ----------------
                                                                                             16,565,639
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Industrials--28.2%
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Aerospace & Defense--5.4%
Alliant Techsystems, Inc. 1                                                  198,826         12,518,085
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General Dynamics Corp.                                                        26,500          2,618,730
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Rockwell Collins, Inc.                                                       107,400          3,675,228
                                                                                        ----------------
                                                                                             18,812,043
--------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--2.8%
Aramark Corp., Cl. B                                                         359,700          9,647,154
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Electrical Equipment--3.0%
AMETEK, Inc.                                                                 133,400          4,114,056
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Roper Industries, Inc.                                                       112,000          6,272,000
                                                                                        ----------------
                                                                                             10,386,056
--------------------------------------------------------------------------------------------------------
Industrial Conglomerates--1.7%
General Electric Co.                                                         185,100          6,154,575
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Machinery--9.5%
Actuant Corp., Cl. A 1                                                       179,300          6,537,278
--------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                  150,600          9,734,784
--------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                57,800          2,077,910
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Oshkosh Truck Corp.                                                          203,000         10,752,910
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Wabash National Corp. 1                                                      132,000          3,812,160
                                                                                        ----------------
                                                                                             32,915,042
--------------------------------------------------------------------------------------------------------
Road & Rail--5.8%
Canadian National Railway Co.                                                259,050         11,665,022
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Pacer International, Inc. 1                                                  533,300          8,418,141
                                                                                        ----------------
                                                                                             20,083,163
--------------------------------------------------------------------------------------------------------
Information Technology--7.2%
--------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--3.9%
Arrow Electronics, Inc. 1                                                    257,300          6,087,718
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Diebold, Inc.                                                                135,800          6,260,380
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Jabil Circuit, Inc. 1                                                         60,200          1,309,350
                                                                                        ----------------
                                                                                             13,657,448
--------------------------------------------------------------------------------------------------------
IT Services--1.0%
Unisys Corp. 1                                                               328,293          3,361,720
--------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--2.3%
Freescale Semiconductor, Inc., Cl. A 1                                       248,000          3,484,400
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  180,000          4,388,400
                                                                                        ----------------
                                                                                              7,872,800
--------------------------------------------------------------------------------------------------------
Materials--3.6%
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Metals & Mining--3.6%
Alcan, Inc.                                                                  173,500          6,874,070
--------------------------------------------------------------------------------------------------------
Inco Ltd. 1                                                                  167,400          5,586,138
                                                                                        ----------------
                                                                                             12,460,208
--------------------------------------------------------------------------------------------------------
Utilities--1.7%
--------------------------------------------------------------------------------------------------------
Electric Utilities--1.7%
Cinergy Corp.                                                                151,000          5,775,750
                                                                                        ----------------
Total Common Stocks (Cost $281,752,235)                                                     328,029,598
                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Short-Term Notes--5.9%
American Express Credit Corp., 1.30%, 8/25/04                            $ 5,000,000          4,995,667
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Federal Home Loan Bank:                                                    5,431,000          5,430,808
1.27%, 8/2/04
1.42%, 10/1/04                                                            10,000,000          9,975,150
                                                                                        ----------------
Total Short-Term Notes (Cost $20,402,414)                                                    20,401,625
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Total Investments, at Value (Cost $302,154,649)                                100.4%       348,431,223
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Liabilities in Excess of Other Assets                                           (0.4)        (1,337,362)
                                                                     -----------------------------------
Net Assets                                                                     100.0%     $ 347,093,861
                                                                     ===================================

Footnote to Statement of Investments
1. Non-income producing security.

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

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company
          Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S.
          Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)